RELATED PARTY TRANSACTIONS (Details) - Key management - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
RELATED PARTY TRANSACTIONS
Cash compensation - salaries, short-term incentives, and other benefits	$ 13.0	$ 10.7
Long-term incentives, including share-based payments	52.2	17.7
Termination and post-retirement benefits	5.1	2.1
Total compensation paid to key management personnel	$ 70.3	$ 30.5